Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Summary of significant accounting policies
Schedule of financial information of the Consolidated VIEs and their subsidiaries

	As of March 31,
	2021	2022

	(in millions of RMB)
Cash and cash equivalents and short-term investments	17,295	15,943
Investments in equity method investees and equity securities and other investments	44,125	37,647
Accounts receivable, net of allowance	18,259	22,003
Amounts due from non-VIE subsidiaries of the Company	19,838	28,377
Property and equipment, net and intangible assets, net	7,354	8,608
Others	18,726	25,927
Total assets	125,597	138,505

Amounts due to non-VIE subsidiaries of the Company	94,779	89,271
Accrued expenses, accounts payable and other liabilities	30,684	38,826
Deferred revenue and customer advances	13,103	13,570
Total liabilities	138,566	141,667

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Revenue (i)	81,742	93,029	111,498
Net (loss) income	(1,757)	2,557	5,944
Net cash (used in) provided by operating activities	(253)	329	19,932
Net cash used in investing activities	(7,289)	(18,445)	(16,710)
Net cash provided by (used in) financing activities	9,887	14,463	(9,904)

(i)	Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 10 years